Label		Element	Value
Wasmer Schroeder High Yield Municipal Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Wasmer Schroeder High Yield Municipal Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Wasmer Schroeder High Yield Municipal Fund (the “Fund”) seeks to generate a high level of interest income that is not subject to federal income tax.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 27, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period (March 31, 2014 through February 28, 2015), the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund’s principal investment strategy focuses on medium- to lower-credit quality municipal securities.  Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities that pay interest not subject to regular federal income tax.  Some of these investments in municipal securities may pay interest that is not exempt from the federal alternative minimum tax (“AMT”).  Municipal securities may include debt obligations of U.S. states, territories, counties, cities, political subdivisions, government agencies and instrumentalities.  The Fund also invests in non-governmental municipal issuers, including but not limited to healthcare organizations, corporate issuers of municipal debt, and various project finance bond issues.  The Fund primarily invests in general obligation and revenue obligation securities, including fixed and variable rate securities, municipal notes and private placements, auction-rate securities, variable rate demand notes, lease-backed obligations and certificates of participation.  The Fund may from time to time invest temporarily up to 20% of its net assets in taxable securities of at least comparable quality to the municipal securities in which the Fund invests.  The Fund may also invest up to 25% of its net assets in municipal securities that are subject to the AMT.  The Fund has no policy limiting its investments in municipal securities whose issuers are located in the same state or territory.  However, it is not the present intention of the Fund to invest more than 25% of the Fund’s net assets in issuers located in the same state.  The Fund may hold up to 15% of its net assets in illiquid or thinly traded securities, which may include securities that are subject to resale restrictions such as those issued pursuant to Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”).  The Fund may invest in securities that do not produce immediate cash income, such as zero coupon securities and securities that are in payment default.

The Adviser seeks to meet these investment parameters by investing in higher yielding securities, specifically municipal securities that are deemed to be of medium- or lower-credit quality.  Investment grade securities are those securities rated ‘BBB-’ or higher by Standard & Poor’s Ratings Services (“S&P”) and/or Fitch Ratings, Inc. (“Fitch”) and/or ‘Baa3’ or higher by Moody’s Investors Service, Inc. (“Moody’s”).  The Fund considers medium- and lower-rated securities to be those securities that are rated by S&P and/or Fitch as ‘BBB+’ through ‘D’ (inclusive) and rated by Moody’s as ‘Baa1’ through ‘D’ (inclusive); non-rated securities may also meet the Adviser’s definition of a medium- or lower-credit quality security.  The Fund may invest an unlimited amount of its total assets in below-investment grade debt securities (or “junk bonds”).  The Adviser may make the determination to overweight higher-credit quality securities if it deems the difference in returns between quality classifications is too narrow or if the Adviser anticipates adverse developments in the medium- and/or lower-credit quality segments of the municipal market.

The Fund may also invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

The Adviser’s decision to buy or sell securities is based on its consideration of, among other things, the issuer’s financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage.  The Adviser may pursue purchases or sales of securities to shift the Fund’s broad risk exposures (such as duration, optionality, curve positioning, sector exposure, and aggregate credit quality), to increase or reduce the Fund’s exposure to a particular issuer, or for general liquidity needs of the Fund.  The risk of market value fluctuations resulting from shifts in interest rates are not a major consideration.  In current market conditions, the Fund anticipates investing substantially in municipal bonds with remaining maturities of 5- to 30-years.  The Fund does not target a specific level of portfolio turnover as purchases and sales are made if the Adviser determines the transactions will be advantageous to the Fund.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
Losing all or a portion of your money on your investment is a risk of investing in the Fund.  The following additional risks could affect the value of your investment:

•	Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including responses to economic and political developments.

•	Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
High Yield Risk.  High yield debt obligations (commonly known as “junk bonds”) are speculative investments and entail greater risk of loss of principal than securities and loans that are investment grade rated because of their greater exposure to credit risk. The high yield market at times is subject to substantial volatility and high yield debt obligations may be less liquid than higher quality securities.

•
Municipal Securities Risk.  Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features.  Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce their yield.

•	Fixed Income Securities Risks. The Fund may invest in fixed income (debt) securities, which are generally subject to the following risks:

o
Interest Rate Risk.  There is a risk that fixed income securities will decline in value because of changes in interest rates.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

o
Extension Risk.  If interest rates rise, repayments of principal on certain fixed income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

o
Credit Risk.  The issuers of the debt securities held by the Fund may not be able to make interest or principal payments.  The Fund may invest in securities that are not investment grade and are generally considered speculative because they present a greater risk of loss, including payment default, than higher quality debt securities.

o
Prepayment Risk.  Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Fund at quoted market prices.

•
Alternative Minimum Tax Risk.  The Fund may invest in municipal bonds, the interest on which is a tax preference item.  If a Fund shareholder’s AMT liability increased as a result of such dividends, this result would reduce the Fund’s after-tax return to the shareholder.

•
Political, Legislative or Regulatory Risk.  The municipal securities market generally or certain municipal securities in particular may be significantly affected by adverse political, legislative or regulatory changes or litigation at the federal or state level.

•
Reinvestment Risk.  A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

•
Tax and Taxability Risk.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.  The Fund relies on the opinion of the issuer’s bond counsel that the interest paid on the issuer’s securities will not be subject to federal income tax.  However, after the Fund buys a security issued as tax-exempt, the Internal Revenue Service may determine that interest on the security should, in fact, be taxable, in which event the dividends the Fund pays with respect to that interest would be subject to federal income tax.

•
Zero Coupon Securities Risk.  While interest payments are not made on such securities, holders of such securities are deemed to have received income annually, notwithstanding that cash may not be received currently.  Some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently.  Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.

•	Newer Fund Risk. The Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

Risk Lose Money [Text]		rr_RiskLoseMoney	Losing all or a portion of your money on your investment is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.WSCFunds.com or by calling the Fund toll-free at 1-855-972-6864 (855-WSC-MUNI).

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-855-972-6864
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.WSCFunds.com
Wasmer Schroeder High Yield Municipal Fund | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees		rr_ManagementFeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.08%
Less: Fee Waiver	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver		rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	336
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	588
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,310

[1]	Wasmer, Schroeder & Company, Inc. (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), taxes, interest expense and extraordinary expenses) do not exceed 1.00% of the Fund's average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least June 27, 2016, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Cap.